Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Total	$ 846,399	$ 709,927	$ 700,452	$ 669,347	$ 650,794	$ 631,337
Accumulated other comprehensive income (loss)
Class of Stock [Line Items]
Total	2,011	$ 9,839	4,239	$ 3,611	$ (5,174)	$ (18,753)
Hedging reserve adjustments
Class of Stock [Line Items]
Total	6		465
Pension remeasurement reserve adjustments
Class of Stock [Line Items]
Total	712		2,691
Currency translation reserve adjustments
Class of Stock [Line Items]
Total	$ 1,293		$ 1,083